Expense Example, No Redemption - NexPoint Credit Catalyst Fund - Class C	Jul. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 243
Expense Example, No Redemption, 3 Years	$ 927